S000055250 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	108 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
HFRX Equity Hedge Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.06%	6.61%	5.31%	[1]
Wilshire Liquid Alternative Equity Hedge Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.86%	7.17%	5.34%	[1]
MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.89%	[1]
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	15.48%	[1]
Multi-Manager Directional Alternative Strategies Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	19.32%	12.86%	7.20%	[1]
Performance Inception Date			Jan. 03, 2017
Multi-Manager Directional Alternative Strategies Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.83%	9.34%	4.19%	[1]
Performance Inception Date			Jan. 03, 2017
Multi-Manager Directional Alternative Strategies Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.15%	8.96%	4.67%	[1]
Performance Inception Date			Jan. 03, 2017

[1]	Returns shown for periods prior to the inception date for Class Inst shares include the returns of the Fund’s Class A shares for the period from October 17, 2016 (the Fund’s inception date) through January 2, 2017. Class A shares were offered prior to the inception date of the Fund’s Class Inst shares but have since been merged into the Fund’s Class Inst shares.